[GRAPHIC]


                                                 Semiannual Report June 30, 2001


Oppenheimer

Main Street(R)Growth & Income Fund/VA

A Series of Oppenheimer Variable Account Funds


                                               [LOGO]    Oppenheimer Funds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Main Street(r) Growth &
Income Fund/VA
--------------------------------------------------------------------------------


================================================================================

Objective

Oppenheimer Main Street Growth & Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks high total return, which includes growth in the value of shares as well as current income from equity and debt securities.

================================================================================

Narrative by Charles Albers and Nikolaos Monoyios, Co-Portfolio Managers

For the six-month period ended June 30, 2001, Oppenheimer Main Street Growth & Income Fund/VA provided a cumulative total return of -5.95% for non-service shares(1). In comparison, the Fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), provided a -6.70% cumulative total return over the same period(2). The S&P 500 Index's return reflects the reinvestment of dividends and, where applicable, capital gain distributions.

     We are generally pleased with the Fund's performance, especially given the challenging investment environment that prevailed during the six-month reporting period. The stock market's weakness can be attributed primarily to a deteriorating U.S. economy and its adverse effects on corporate earnings. Stock price declines were particularly severe among technology and telecommunications companies. Overall, the market for large-cap stocks remained highly volatile, experiencing sudden rallies and sharp reversals from month to month. For example, prices of growth-oriented stocks rallied strongly in January, fell steeply in February and March, and subsequently rose again in April and May.

     Fortunately, heightened short-term volatility did not compromise the effectiveness of the Fund's quantitative models. The Fund's models, combined with our own professional judgment, led us to invest in individual stocks from some of the period's best performing industry groups. The Fund's above-average exposure to energy stocks was particularly helpful as these companies benefited from rising crude oil and natural gas prices. In fact, the energy group represented one of the Fund's largest overweight of holdings relative to the S&P 500 Index as of June 30, 2001(3).

     The Fund also received positive contributions to performance from its increased emphasis on stocks within a variety of defensive industry groups, including utilities, financial services, healthcare and consumer staples. Similarly, because we reduced our holdings in technology and communications services during the reporting period, the Fund avoided the brunt of the declines in those areas.

     Throughout 2001, the disciplined application of our stock scoring system continued to suggest that better opportunities were available at the lower end of the large-capitalization market, leading us away from mega-cap stocks and closer to the mid-cap category. While the Fund's weighted average market capitalization of $90.7 billion as of June 30 remains firmly within the large-cap arena, it has declined to 80% of that of the S&P 500 Index, its lowest level in three years. Indeed, this ongoing shift has helped the Fund's performance as relatively smaller stocks have continued to produce better overall returns than the largest stocks.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be less than the results shown.

1. Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

2. The S&P 500 Index is a broad-based index of equity securities with reinvestment of dividends and is widely regarded as a general measurement of the performance of the U.S. equity securities market. The Index cannot be purchased directly by investors.

3. The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Main Street(r) Growth
& Income Fund/VA
--------------------------------------------------------------------------------


================================================================================

Although our disciplined approach to stock selection was the primary driver of the Fund's returns during the six-month period, diversification was also a key contributor. As of June 30, 2001, the Fund held 512 individual securities representing nearly every industry group.3 In our opinion, diversification works because the stock market is highly complex, and prices are driven by a number of factors with varying degrees of influence. By diversifying broadly, investors are more likely to avoid company-specific pitfalls and participate in the positive trends influencing entire sectors and industries. Please keep in mind, however, that stocks fluctuate in price, and they may experience significant volatility at times.

     Looking forward, we believe that the Fund is well positioned for whatever lies ahead. In addition to our emphasis on certain defensive industry groups and bias toward the lower end of the large-cap range, we have recently increased our emphasis on stocks that are highly rated by independent rating agencies such as Standard & Poor's.

     As quantitative portfolio managers, we rely primarily on our quantitative stock scoring system when making investment decisions, not economic forecasts. Among the many benefits of this approach is our ability to disregard temporary near-term factors in favor of those that we believe influence individual stocks and market sectors over the long term. In our view, a long-term perspective such as ours may be particularly appropriate for retirement assets in variable annuity accounts, and is an important part of what makes Oppenheimer Main Street Growth & Income Fund/VA The Right Way to Invest.


                Oppenheimer Main Street Growth & Income Fund/VA                3

--------------------------------------------------------------------------------
Statement of Investments June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Market Value
                                                     Shares       See Note 1
===============================================================================
Common Stocks--96.9%
-------------------------------------------------------------------------------
Basic Materials--1.1%
-------------------------------------------------------------------------------
Chemicals--0.7%
Air Products & Chemicals, Inc.                        28,800    $     1,317,600
-------------------------------------------------------------------------------
Cabot Corp.                                            4,000            144,080
-------------------------------------------------------------------------------
Cabot Microelectronics Corp.(1)                       18,000          1,116,000
-------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                       70,900          3,420,216
-------------------------------------------------------------------------------
Eastman Chemical Co.                                   6,000            285,780
-------------------------------------------------------------------------------
Ecolab, Inc.                                           5,300            217,141
-------------------------------------------------------------------------------
Engelhard Corp.                                       11,000            283,690
-------------------------------------------------------------------------------
Goodrich Corp.                                        16,800            638,064
-------------------------------------------------------------------------------
Universal Corp.                                        3,500            138,810
                                                                ---------------
                                                                      7,561,381
-------------------------------------------------------------------------------
Metals--0.3%
Alcan, Inc.                                           54,400          2,285,888
-------------------------------------------------------------------------------
Alcoa, Inc.                                           24,900            981,060
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)         2,000             20,060
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)         3,500             38,675
-------------------------------------------------------------------------------
Inco Ltd.(1)                                             700             12,082
-------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                          6,400            161,600
                                                                ---------------
                                                                      3,499,365
-------------------------------------------------------------------------------
Paper--0.1%
Pactiv Corp.(1)                                       29,200            391,280
-------------------------------------------------------------------------------
Rayonier, Inc.                                         6,800            315,860
-------------------------------------------------------------------------------
Weyerhaeuser Co.                                      13,700            753,089
                                                                ---------------
                                                                      1,460,229
-------------------------------------------------------------------------------
Capital Goods--7.2%
-------------------------------------------------------------------------------
Aerospace/Defense--1.2%
Alliant Techsystems, Inc.(1)                           2,100            188,790
-------------------------------------------------------------------------------
Boeing Co.                                            86,100          4,787,160
-------------------------------------------------------------------------------
General Dynamics Corp.                                30,800          2,396,548
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                 92,300          3,419,715
-------------------------------------------------------------------------------
Precision Castparts Corp.                              2,400             89,808
-------------------------------------------------------------------------------
Raytheon Co.                                          58,500          1,553,175
                                                                ---------------
                                                                     12,435,196
-------------------------------------------------------------------------------
Electrical Equipment--3.7%
AVX Corp.                                             37,500            787,500
-------------------------------------------------------------------------------
EMCOR Group, Inc.(1)                                   4,300            155,445
-------------------------------------------------------------------------------
Emerson Electric Co.                                   7,700            465,850
-------------------------------------------------------------------------------
General Electric Co.                                 748,000         36,465,000
-------------------------------------------------------------------------------
Molex, Inc., Cl. A                                    26,350            785,757
-------------------------------------------------------------------------------
Rockwell International Corp.                          17,600            670,912
                                                                ---------------
                                                                     39,330,464


4               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Industrial Services--0.1%
Miller (Herman), Inc.                                  13,000    $       314,600
--------------------------------------------------------------------------------
Professional Detailing, Inc.(1)                           800             73,600
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                   4,400            176,088
--------------------------------------------------------------------------------
Viad Corp.                                              3,900            102,960
                                                                 ---------------
                                                                         667,248
--------------------------------------------------------------------------------
Manufacturing--2.2%
American Standard Cos., Inc.(1)                        48,100          2,890,810
--------------------------------------------------------------------------------
Avery-Dennison Corp.                                   24,800          1,266,040
--------------------------------------------------------------------------------
Ball Corp.                                              2,300            109,388
--------------------------------------------------------------------------------
Bemis Co., Inc.                                         3,900            156,663
--------------------------------------------------------------------------------
Caterpillar, Inc.                                      18,100            905,905
--------------------------------------------------------------------------------
Cooper Industries, Inc.                                23,400            926,406
--------------------------------------------------------------------------------
Dover Corp.                                            29,400          1,106,910
--------------------------------------------------------------------------------
Eaton Corp.                                             1,900            133,190
--------------------------------------------------------------------------------
Honeywell International, Inc.                          40,475          1,416,220
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                   3,900            168,675
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                   59,300          6,766,130
--------------------------------------------------------------------------------
Oakley, Inc.(1)                                         3,000             55,500
--------------------------------------------------------------------------------
Tektronix, Inc.(1)                                     25,800            700,470
--------------------------------------------------------------------------------
Tyco International Ltd.                                85,066          4,636,097
--------------------------------------------------------------------------------
United Technologies Corp.                              28,300          2,073,258
                                                                 ---------------
                                                                      23,311,662
--------------------------------------------------------------------------------
Communication Services--2.7%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--1.2%
AT&T Corp.                                             36,200            796,400
--------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)(2)                   1,230             17,411
--------------------------------------------------------------------------------
Metro One Telecommunication, Inc.(1)                    1,600            103,792
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                              119,200          2,546,112
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          178,056          9,525,996
--------------------------------------------------------------------------------
WorldCom, Inc.-MCI Group(1)                             1,204             19,384
--------------------------------------------------------------------------------
WorldCom, Inc.-WorldCom Group(1)                       30,100            427,420
                                                                 ---------------
                                                                      13,436,515
--------------------------------------------------------------------------------
Telephone Utilities--1.2%
BellSouth Corp.                                       152,800          6,153,256
--------------------------------------------------------------------------------
SBC Communications, Inc.                              160,500          6,429,630
                                                                 ---------------
                                                                      12,582,886
--------------------------------------------------------------------------------
Telecommunications: Wireless--0.3%
Amdocs Ltd.(1)                                         24,600          1,324,710
--------------------------------------------------------------------------------
AT&T Wireless Group(1)                                 91,845          1,501,666
                                                                 ---------------
                                                                       2,826,376


                Oppenheimer Main Street Growth & Income Fund/VA                5

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Consumer Cyclicals--8.6%
--------------------------------------------------------------------------------
Autos & Housing--0.9%
Bandag, Inc.                                              600    $        16,380
--------------------------------------------------------------------------------
Centex Construction Products, Inc.                      1,400             45,500
--------------------------------------------------------------------------------
Centex Corp.                                           20,100            819,075
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                      16,400            372,280
--------------------------------------------------------------------------------
Ford Motor Co.                                        114,415          2,808,888
--------------------------------------------------------------------------------
Fortune Brands, Inc.                                   11,400            437,304
--------------------------------------------------------------------------------
General Motors Corp.                                   13,200            849,420
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                  2,000            144,940
--------------------------------------------------------------------------------
KB Home                                                16,500            497,805
--------------------------------------------------------------------------------
Lafarge Corp.                                           2,800             93,828
--------------------------------------------------------------------------------
Lear Corp.(1)                                           9,200            321,080
--------------------------------------------------------------------------------
NVR, Inc.(1)                                            8,600          1,272,800
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                       4,200            179,046
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                               13,400            678,040
--------------------------------------------------------------------------------
Stanley Works (The)                                     5,100            213,588
--------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                 22,900            900,199
--------------------------------------------------------------------------------
Vulcan Materials Co.                                    1,400             75,250
--------------------------------------------------------------------------------
Webb (Del E.) Corp.(1)                                  4,300            166,367
                                                                 ---------------
                                                                       9,891,790
--------------------------------------------------------------------------------
Consumer Services--0.5%
Cendant Corp.(1)                                       53,200          1,037,400
--------------------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                               6,000            169,200
--------------------------------------------------------------------------------
Expedia, Inc., Cl. A(1)                                 1,600             74,560
--------------------------------------------------------------------------------
Fluor Corp.                                            16,200            731,430
--------------------------------------------------------------------------------
H&R Block, Inc.                                        13,900            897,245
--------------------------------------------------------------------------------
IMS Health, Inc.                                       56,700          1,615,950
--------------------------------------------------------------------------------
Moody's Corp.                                          12,000            402,000
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     9,900            851,400
--------------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                                  2,000            105,200
                                                                 ---------------
                                                                       5,884,385


6               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares      See Note 1
--------------------------------------------------------------------------------
Leisure & Entertainment--1.0%
Activision, Inc.(1)                                     3,900    $       153,075
--------------------------------------------------------------------------------
Brunswick Corp.                                        30,100            723,303
--------------------------------------------------------------------------------
GTech Holdings Corp.(1)                                 4,800            170,448
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                  71,100          3,347,388
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)                         9,000            317,700
--------------------------------------------------------------------------------
International Game Technology(1)                       26,000          1,631,500
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                    36,500          1,727,910
--------------------------------------------------------------------------------
Mattel, Inc.                                           17,900            338,668
--------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                    19,248            576,670
--------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)                      80,300            971,630
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.              14,400            536,832
--------------------------------------------------------------------------------
WMS Industries, Inc.(1)                                 7,000            225,190
                                                                 ---------------
                                                                      10,720,314
--------------------------------------------------------------------------------
Media--0.5%
Deluxe Corp.                                            2,200             63,580
--------------------------------------------------------------------------------
Harland (John H.) Co.                                  10,000            233,000
--------------------------------------------------------------------------------
Harte-Hanks, Inc.                                       8,700            215,412
--------------------------------------------------------------------------------
Havas Advertising SA, ADR(1)                            5,255             57,174
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                                     8,300            492,190
--------------------------------------------------------------------------------
McGraw-Hill, Inc.                                      15,400          1,018,710
--------------------------------------------------------------------------------
New York Times Co., Cl. A                              20,200            848,400
--------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                11,200            358,400
--------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A                43,400          1,247,750
--------------------------------------------------------------------------------
Tribune Co.                                            12,000            480,120
                                                                 ---------------
                                                                       5,014,736
--------------------------------------------------------------------------------
Retail: General--2.8%
Costco Wholesale Corp.(1)                              16,200            665,496
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                 21,000            320,670
--------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                   49,900          2,120,750
--------------------------------------------------------------------------------
Kohl's Corp.(1)                                        61,800          3,876,714
--------------------------------------------------------------------------------
May Department Stores Co.                              73,000          2,500,980
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                    93,600          3,960,216
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 344,100         16,792,080
                                                                 ---------------
                                                                      30,236,906


                Oppenheimer Main Street Growth & Income Fund/VA                7

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Retail: Specialty--2.4%
American Eagle Outfitters, Inc.(1)                     17,700    $       623,748
--------------------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                               8,800            315,040
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                           21,700          1,155,742
--------------------------------------------------------------------------------
Chico's FAS, Inc.(1)                                   10,700            318,325
--------------------------------------------------------------------------------
Christopher & Banks Corp.(1)                            5,100            166,260
--------------------------------------------------------------------------------
Copart, Inc.(1)                                         2,100             61,425
--------------------------------------------------------------------------------
Gap, Inc.                                             105,000          3,045,000
--------------------------------------------------------------------------------
Genesco, Inc.(1)                                        2,000             67,200
--------------------------------------------------------------------------------
Home Depot, Inc.                                      212,700          9,901,185
--------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                     10,400            323,440
--------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                           10,200            153,714
--------------------------------------------------------------------------------
Limited, Inc. (The)                                    32,600            538,552
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(1)                          2,500             69,000
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                      32,000          1,343,680
--------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(1)                  4,500            100,935
--------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                             1,650            106,755
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                    2,018             23,207
--------------------------------------------------------------------------------
Reebok International Ltd.(1)                            8,000            255,600
--------------------------------------------------------------------------------
Ross Stores, Inc.                                      34,700            831,065
--------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A(1)                        14,000            409,220
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                    29,300          1,281,875
--------------------------------------------------------------------------------
Target Corp.                                           79,100          2,736,860
--------------------------------------------------------------------------------
Tiffany & Co.                                          10,600            383,932
--------------------------------------------------------------------------------
Timberland Co., Cl. A(1)                                2,500             98,775
--------------------------------------------------------------------------------
TJX Cos., Inc.                                         60,300          1,921,761
--------------------------------------------------------------------------------
Venator Group, Inc.(1)                                    600              9,237
                                                                 ---------------
                                                                      26,241,533
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Abercrombie & Fitch Co., Cl. A(1)                      35,300          1,570,850
--------------------------------------------------------------------------------
Coach, Inc.(1)                                         24,924            948,358
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                           30,299          1,308,917
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                    21,600          1,089,720
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                 6,500             91,000
--------------------------------------------------------------------------------
Too, Inc.(1)                                            8,157            223,502
--------------------------------------------------------------------------------
VF Corp.                                                  200              7,276
                                                                 ---------------
                                                                       5,239,623
--------------------------------------------------------------------------------
Consumer Staples--10.3%
--------------------------------------------------------------------------------
Beverages--2.1%
Anheuser-Busch Cos., Inc.                             151,000          6,221,200
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                   243,400         10,953,000
--------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A(1)                    5,400            221,400
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                       14,300            573,430
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          95,000          4,199,000
                                                                 ---------------
                                                                      22,168,030


8               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of InvestmentS (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Broadcasting--0.2%
AT&T Corp./Liberty Media Corp., Cl. A(1)               58,900    $     1,030,161
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(1)                 7,900            256,118
--------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.(1)                 8,200            349,320
--------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)                         16,700            338,175
--------------------------------------------------------------------------------
                                                                       1,973,774
--------------------------------------------------------------------------------
Education--0.0%
Apollo Group, Inc., Cl. A(1)                            7,650            324,742
--------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                       4,700            211,500
                                                                 ---------------
                                                                         536,242
--------------------------------------------------------------------------------
Entertainment--1.3%
Applebee's International, Inc.                          6,300            201,600
--------------------------------------------------------------------------------
Brinker International, Inc.(1)                         45,800          1,183,930
--------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                              8,800            434,280
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                               49,100          1,369,890
--------------------------------------------------------------------------------
Disney (Walt) Co.                                      10,200            294,678
--------------------------------------------------------------------------------
McDonald's Corp.                                      155,000          4,194,300
--------------------------------------------------------------------------------
Midway Games, Inc.(1)                                     300              5,550
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                      7,100            269,090
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                     38,400            656,640
--------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)                     5,900             72,275
--------------------------------------------------------------------------------
Starbucks Corp.(1)                                     45,400          1,044,200
--------------------------------------------------------------------------------
THQ, Inc.(1)                                            3,400            202,742
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                 60,830          3,147,952
--------------------------------------------------------------------------------
Wendy's International, Inc.                            30,100            768,754
                                                                 ---------------
                                                                      13,845,881
--------------------------------------------------------------------------------
Food--2.4%
Archer-Daniels-Midland Co.                             72,600            943,800
--------------------------------------------------------------------------------
Campbell Soup Co.                                      75,400          1,941,550
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                    69,300          1,372,833
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                       67,100          2,743,719
--------------------------------------------------------------------------------
Hershey Foods Corp.                                    30,800          1,900,668
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A(1)                            93,000          2,883,000
--------------------------------------------------------------------------------
Quaker Oats Co.                                         6,500            593,125
--------------------------------------------------------------------------------
Ralston Purina Co.                                     12,000            360,240
--------------------------------------------------------------------------------
Sara Lee Corp.                                        150,438          2,849,296
--------------------------------------------------------------------------------
Sysco Corp.                                           172,200          4,675,230
--------------------------------------------------------------------------------
Unilever NV, NY Shares                                 68,300          4,068,631
--------------------------------------------------------------------------------
Wrigley William Jr. Co.                                29,000          1,358,650
--------------------------------------------------------------------------------
                                                                      25,690,742


                Oppenheimer Main Street Growth & Income Fund/VA                9

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Food & Drug Retailers--1.7%
CVS Corp.                                              98,500    $     3,802,100
--------------------------------------------------------------------------------
Duane Reade, Inc.(1)                                    2,700             87,750
--------------------------------------------------------------------------------
Express Scripts, Inc.(1)                               13,400            737,402
--------------------------------------------------------------------------------
Fleming Cos., Inc.                                      5,800            207,060
--------------------------------------------------------------------------------
Kroger Co. (The)(1)                                   158,000          3,950,000
--------------------------------------------------------------------------------
Safeway, Inc.(1)                                      101,100          4,852,800
--------------------------------------------------------------------------------
Walgreen Co.                                          143,400          4,897,110
--------------------------------------------------------------------------------
Whole Foods Market, Inc.(1)                             3,200             86,720
--------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                                 5,500            143,715
                                                                 ---------------
                                                                      18,764,657
--------------------------------------------------------------------------------
Household Goods--1.0%
Avon Products, Inc.                                    24,000          1,110,720
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                  64,200          3,787,158
--------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                             3,300             75,735
--------------------------------------------------------------------------------
Gillette Co.                                           50,900          1,475,591
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                   20,700          1,157,130
--------------------------------------------------------------------------------
Procter & Gamble Co.                                   50,900          3,247,420
                                                                 ---------------
                                                                      10,853,754
--------------------------------------------------------------------------------
Tobacco--1.6%
Philip Morris Cos., Inc.                              247,400         12,555,550
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                   78,900          4,307,940
--------------------------------------------------------------------------------
UST, Inc.                                              12,100            349,206
                                                                 ---------------
                                                                      17,212,696
--------------------------------------------------------------------------------
Energy--13.0%
--------------------------------------------------------------------------------
Energy Services--2.0%
Baker Hughes, Inc.                                     13,600            455,600
--------------------------------------------------------------------------------
BJ Services Co.(1)                                     49,400          1,401,972
--------------------------------------------------------------------------------
CONSOL Energy, Inc.                                    11,400            288,420
--------------------------------------------------------------------------------
ENSCO International, Inc.                             212,400          4,970,160
--------------------------------------------------------------------------------
Global Marine, Inc.(1)                                147,300          2,744,199
--------------------------------------------------------------------------------
Halliburton Co.                                        18,200            647,920
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                 3,200             98,624
--------------------------------------------------------------------------------
Massey Energy Co.                                       5,800            114,608
--------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                             10,900            405,480
--------------------------------------------------------------------------------
Noble Drilling Corp.(1)                                63,400          2,076,350
--------------------------------------------------------------------------------
Peabody Energy Corp.(1)                                10,500            343,875
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation(1)  32,000             16,000
--------------------------------------------------------------------------------
Santa Fe International Corp.                           77,500          2,247,500
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      64,200          3,380,130
--------------------------------------------------------------------------------
Smith International, Inc.(1)                           16,600            994,340
--------------------------------------------------------------------------------
Stolt Offshore SA, ADR(1)                              64,400            788,900
--------------------------------------------------------------------------------
Tidewater, Inc.                                        10,600            399,620
--------------------------------------------------------------------------------
Weatherford International, Inc.(1)                      6,800            326,400
                                                                 ---------------
                                                                      21,700,098


10              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Market Value
                                                      Shares       See Note 1
-------------------------------------------------------------------------------
Oil: Domestic--8.0%
Amerada Hess Corp.                                    38,000    $     3,070,400
-------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              34,800          1,880,244
-------------------------------------------------------------------------------
Ashland, Inc.                                          2,800            112,280
-------------------------------------------------------------------------------
Brown (Tom), Inc.(1)                                 103,900          2,493,600
-------------------------------------------------------------------------------
Burlington Resources, Inc.                            61,100          2,440,945
-------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                          21,000            512,400
-------------------------------------------------------------------------------
Chevron Corp.                                         78,900          7,140,450
-------------------------------------------------------------------------------
Chieftain International, Inc.(1)                      86,100          2,474,514
-------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                   77,100          2,174,220
-------------------------------------------------------------------------------
Conoco, Inc., Cl. B                                   73,700          2,129,930
-------------------------------------------------------------------------------
Devon Energy Corp.                                    59,600          3,129,000
-------------------------------------------------------------------------------
EOG Resources, Inc.                                   75,300          2,676,915
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                    296,808         25,926,179
-------------------------------------------------------------------------------
Frontier Oil Corp.                                   154,800          2,051,100
-------------------------------------------------------------------------------
Gulf Canada Resources Ltd.(1)                        200,000          1,618,345
-------------------------------------------------------------------------------
Kerr-McGee Corp.                                      39,500          2,617,665
-------------------------------------------------------------------------------
Murphy Oil Corp.                                      68,600          5,048,960
-------------------------------------------------------------------------------
Newfield Exploration Co.(1)                           24,800            795,088
-------------------------------------------------------------------------------
Noble Affiliates, Inc.                                 2,200             77,770
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                            91,100          2,422,349
-------------------------------------------------------------------------------
Phillips Petroleum Co.                                45,800          2,610,600
-------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                        1,200             28,032
-------------------------------------------------------------------------------
Stone Energy Corp.(1)                                 24,400          1,080,920
-------------------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                             29,000            365,400
-------------------------------------------------------------------------------
Texaco, Inc.                                          82,700          5,507,820
-------------------------------------------------------------------------------
Tosco Corp.                                           46,600          2,052,730
-------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                        4,900            231,525
-------------------------------------------------------------------------------
Unocal Corp.                                          37,700          1,287,455
-------------------------------------------------------------------------------
USX-Marathon Group, Inc.                              50,700          1,496,157
                                                               ----------------
                                                                     85,452,993
-------------------------------------------------------------------------------
Oil: International--3.0%
Anderson Exploration Ltd.(1)                         252,979          5,109,256
-------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                          580,000            859,910
-------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                   38,400            936,215
-------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                   78,500          1,913,877
-------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                      152,184          4,497,531
-------------------------------------------------------------------------------
Compton Petroleum Corp.(1)                           240,000            692,673
-------------------------------------------------------------------------------
Husky Energy, Inc.                                    56,229            600,972
-------------------------------------------------------------------------------
Paramount Resources Ltd.(1)                          147,700          1,450,138
-------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                          78,450          1,356,953
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                 179,200         10,441,984
-------------------------------------------------------------------------------
Talisman Energy, Inc.                                112,700          4,288,630
-------------------------------------------------------------------------------
Varco International, Inc.(1)                          26,000            483,860
                                                               ----------------
                                                                     32,631,999


                 Oppenheimer Main Street Growth & Income Fund/VA              11

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Financial--18.9%
--------------------------------------------------------------------------------
Banks--3.8%
Astoria Financial Corp.                                 3,800    $       209,000
--------------------------------------------------------------------------------
Bank of America Corp.                                 105,200          6,315,156
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                       20,200            969,600
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                   3,600             81,540
--------------------------------------------------------------------------------
BB&T Corp.                                             35,900          1,317,530
--------------------------------------------------------------------------------
Charter One Financial, Inc.                            18,600            593,340
--------------------------------------------------------------------------------
City National Corp.                                     1,700             75,293
--------------------------------------------------------------------------------
Comerica, Inc.                                         42,400          2,442,240
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                  2,800            196,280
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                              3,300            111,705
--------------------------------------------------------------------------------
Fifth Third Bancorp                                    29,044          1,744,092
--------------------------------------------------------------------------------
First Tennessee National Corp.                          8,500            295,035
--------------------------------------------------------------------------------
First Union Corp.                                       9,600            335,424
--------------------------------------------------------------------------------
FleetBoston Financial Corp.                            28,000          1,104,600
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                   5,000             89,000
--------------------------------------------------------------------------------
Investors Financial Services Corp.                      2,700            180,900
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                89,900          4,009,540
--------------------------------------------------------------------------------
Legg Mason, Inc.                                        4,600            228,896
--------------------------------------------------------------------------------
M&T Bank Corp.                                          2,300            173,650
--------------------------------------------------------------------------------
Mellon Financial Corp.                                 84,200          3,873,200
--------------------------------------------------------------------------------
National City Corp.                                    51,100          1,572,858
--------------------------------------------------------------------------------
North Fork Bancorp, Inc.                               15,300            474,300
--------------------------------------------------------------------------------
Northern Trust Corp.                                   24,200          1,512,500
--------------------------------------------------------------------------------
PNC Financial Services Group                           80,300          5,282,937
--------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                            67,500          1,615,275
--------------------------------------------------------------------------------
SouthTrust Corp.                                        9,400            244,400
--------------------------------------------------------------------------------
State Street Corp.                                     26,700          1,321,383
--------------------------------------------------------------------------------
TCF Financial Corp.                                     4,600            213,026
--------------------------------------------------------------------------------
U.S. Bancorp                                           51,470          1,173,001
--------------------------------------------------------------------------------
Wachovia Corp.                                          3,000            213,450
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      55,900          2,595,437
--------------------------------------------------------------------------------
Zions Bancorp                                           2,500            147,500
                                                                 ---------------
                                                                      40,712,088


12               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                  Market Value
                                                     Shares       See Note 1
------------------------------------------------------------------------------
Diversified Financial--7.6%
Affiliated Managers Group, Inc.(1)                    2,300    $       141,450
------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                          14,400            838,080
------------------------------------------------------------------------------
American Express Co.                                 80,700          3,131,160
------------------------------------------------------------------------------
AmeriCredit Corp.(1)                                 16,000            831,200
------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                              17,700          1,043,769
------------------------------------------------------------------------------
Capital One Financial Corp.                          57,600          3,456,000
------------------------------------------------------------------------------
Citigroup, Inc.                                     354,066         18,708,847
------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                  5,000            260,050
------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                  41,400          1,899,432
------------------------------------------------------------------------------
eFunds Corp.(1)                                       6,213            115,562
------------------------------------------------------------------------------
Equifax, Inc.                                         3,500            128,380
------------------------------------------------------------------------------
Fannie Mae                                          124,500         10,601,175
------------------------------------------------------------------------------
Franklin Resources, Inc.                             11,600            530,932
------------------------------------------------------------------------------
Freddie Mac                                         112,800          7,896,000
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      32,600          2,797,080
------------------------------------------------------------------------------
Heller Financial, Inc.                                3,800            152,000
------------------------------------------------------------------------------
Household International, Inc.                        26,000          1,734,200
------------------------------------------------------------------------------
Instinet Group, Inc.(1)                              17,200            320,608
------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                81,700          3,289,242
------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       64,300          4,999,325
------------------------------------------------------------------------------
MBNA Corp.                                           12,700            418,465
------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            35,900          2,127,075
------------------------------------------------------------------------------
MGIC Investment Corp.                                32,600          2,368,064
------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                     66,400          4,264,872
------------------------------------------------------------------------------
Neuberger Berman, Inc.                                1,200             81,600
------------------------------------------------------------------------------
PMI Group, Inc. (The)                                49,700          3,611,202
------------------------------------------------------------------------------
Providian Financial Corp.                            60,500          3,581,600
------------------------------------------------------------------------------
SEI Investments Co.                                  15,000            711,000
------------------------------------------------------------------------------
Stilwell Financial, Inc.                             31,600          1,060,496
------------------------------------------------------------------------------
USA Education, Inc.                                  12,500            912,500
                                                               ---------------
                                                                    82,011,366


13              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Insurance--6.2%
Aetna, Inc.(1)                                         14,000    $       362,180
--------------------------------------------------------------------------------
AFLAC, Inc.                                           142,300          4,481,027
--------------------------------------------------------------------------------
Allmerica Financial Corp.                               8,800            506,000
--------------------------------------------------------------------------------
Allstate Corp.                                        167,400          7,363,926
--------------------------------------------------------------------------------
American General Corp.                                109,800          5,100,210
--------------------------------------------------------------------------------
American International Group, Inc.                    136,066         11,701,676
--------------------------------------------------------------------------------
Aon Corp.                                               7,200            252,000
--------------------------------------------------------------------------------
Chubb Corp.                                            23,100          1,788,633
--------------------------------------------------------------------------------
Cigna Corp.                                            57,600          5,519,232
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                              8,500            335,750
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                   5,100            381,480
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                      38,800            953,316
--------------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                             6,200            161,200
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                66,300          4,534,920
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                  20,850          1,007,472
--------------------------------------------------------------------------------
Lincoln National Corp.                                 46,200          2,390,850
--------------------------------------------------------------------------------
Loews Corp.                                            63,300          4,078,419
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                            24,700          2,494,700
--------------------------------------------------------------------------------
MBIA, Inc.                                             22,350          1,244,448
--------------------------------------------------------------------------------
MetLife, Inc.                                         183,000          5,669,340
--------------------------------------------------------------------------------
Old Republic International Corp.                          100              2,900
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)(1)                            24,500            455,700
--------------------------------------------------------------------------------
Progressive Corp.                                       9,600          1,297,824
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                    76,350          3,870,182
--------------------------------------------------------------------------------
UnumProvident Corp.                                     8,200            263,384
                                                                 ---------------
                                                                      66,216,769
--------------------------------------------------------------------------------
Real Estate Investment Trusts--0.0%
Indymac Mortgage Holdings, Inc.                         2,800             75,040
--------------------------------------------------------------------------------
Savings & Loans--1.3%
Dime Bancorp, Inc.                                     37,000          1,378,250
--------------------------------------------------------------------------------
Golden State Bancorp, Inc.                             72,800          2,242,240
--------------------------------------------------------------------------------
Golden West Financial Corp.                            45,600          2,929,344
--------------------------------------------------------------------------------
Greenpoint Financial Corp.                              7,100            272,640
--------------------------------------------------------------------------------
Washington Mutual, Inc.                               193,350          7,260,293
                                                                 ---------------
                                                                      14,082,767


14              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Healthcare--13.6%
--------------------------------------------------------------------------------
Healthcare/Drugs--11.0%
Abbott Laboratories                                    43,300    $     2,078,833
--------------------------------------------------------------------------------
American Home Products Corp.                           43,400          2,536,296
--------------------------------------------------------------------------------
Amgen, Inc.(1)                                        111,000          6,735,480
--------------------------------------------------------------------------------
Biogen, Inc.(1)                                        29,200          1,587,312
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              210,100         10,988,230
--------------------------------------------------------------------------------
Chiron Corp.(1)                                        35,200          1,795,200
--------------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                        900             70,650
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                           60,000          4,260,000
--------------------------------------------------------------------------------
Genentech, Inc.(1)                                     87,700          4,832,270
--------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                    33,900          2,067,900
--------------------------------------------------------------------------------
HCA, Inc.                                             161,500          7,298,185
--------------------------------------------------------------------------------
Invitrogen Corp.(1)                                     5,750            412,850
--------------------------------------------------------------------------------
IVAX Corp.(1)                                          58,550          2,283,450
--------------------------------------------------------------------------------
Johnson & Johnson                                     319,806         15,990,300
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                           3,100            166,625
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                            5,400            239,112
--------------------------------------------------------------------------------
Lilly (Eli) & Co.                                     115,600          8,554,400
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     249,000         15,913,590
--------------------------------------------------------------------------------
Monsanto Co.                                            4,400            162,800
--------------------------------------------------------------------------------
Pfizer, Inc.                                          412,200         16,508,610
--------------------------------------------------------------------------------
Pharmacia Corp.                                        47,800          2,196,410
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 156,500          5,671,560
--------------------------------------------------------------------------------
Scios-Nova, Inc.(1)                                    10,500            262,605
--------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.(1)                  6,600            577,896
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               77,300          4,773,275
--------------------------------------------------------------------------------
XOMA Ltd.(1)                                              300              5,118
--------------------------------------------------------------------------------
                                                                     117,968,957
                                                                 ---------------
Healthcare/Supplies & Services--2.6%
AdvancePCS(1)                                           3,200            204,960
--------------------------------------------------------------------------------
Alberto-Culver Co., Cl. B                               2,000             84,080
--------------------------------------------------------------------------------
Allergan, Inc.                                         44,200          3,779,100
--------------------------------------------------------------------------------
Baxter International, Inc.                             94,800          4,645,200
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                   7,200            293,760
--------------------------------------------------------------------------------
Biosite Diagnostics, Inc.(1)                              500                 --
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  26,100          1,800,900
--------------------------------------------------------------------------------
Caremark RX, Inc.(1)                                   28,300            465,535
--------------------------------------------------------------------------------
Cytyc Corp.(1)                                         10,900            251,245
--------------------------------------------------------------------------------
First Health Group Corp.(1)                             2,600             62,712
--------------------------------------------------------------------------------
Health Management Assn., Inc., Cl. A(1)                11,700            246,168
--------------------------------------------------------------------------------
Health Net, Inc.(1)                                     3,400             59,160
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings, Inc.(1)          11,800            907,420


                Oppenheimer Main Street Growth & Income Fund/VA               15

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Market Value
                                                      Shares       See Note 1
-------------------------------------------------------------------------------
Healthcare/Supplies & Services (continued)
Lincare Holdings, Inc.                                 6,600    $       198,066
-------------------------------------------------------------------------------
Manor Care, Inc.(1)                                   15,600            495,300
-------------------------------------------------------------------------------
Medtronic, Inc.                                       12,100            556,721
-------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                          48,800          1,395,680
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                     16,400            451,492
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)           10,400            317,304
-------------------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                            18,000          1,347,300
-------------------------------------------------------------------------------
ResMed, Inc.(1)                                        6,600            333,630
-------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                2,400             96,144
-------------------------------------------------------------------------------
St. Jude Medical, Inc.(1)                              3,700            222,000
-------------------------------------------------------------------------------
Stryker Corp.                                          7,800            427,830
-------------------------------------------------------------------------------
SurModics, Inc.(1)                                     1,100             64,680
-------------------------------------------------------------------------------
Techne Corp.(1)                                        5,500            178,750
-------------------------------------------------------------------------------
Tenet Healthcare Corp.(1)                            102,600          5,293,134
-------------------------------------------------------------------------------
Triad Hospitals, Inc.(1)                               5,900            173,873
-------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                            19,900          1,290,515
-------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)             28,900          1,314,950
-------------------------------------------------------------------------------
Varian Medical Systems, Inc.(1)                          900             64,350
-------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                    13,000          1,225,120
                                                                ---------------
                                                                     28,247,079
-------------------------------------------------------------------------------
Technology--12.7%
-------------------------------------------------------------------------------
Computer Hardware--2.8%
Agilent Technologies, Inc.(1)                         17,928            582,660
-------------------------------------------------------------------------------
Compaq Computer Corp.                                180,100          2,789,749
-------------------------------------------------------------------------------
Dell Computer Corp.(1)                               147,500          3,857,125
-------------------------------------------------------------------------------
Digital Lightwave, Inc.(1)                             5,400            199,584
-------------------------------------------------------------------------------
EMC Corp.(1)                                          68,900          2,001,545
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                  111,900          3,200,340
-------------------------------------------------------------------------------
International Business Machines Corp.                145,200         16,407,600
-------------------------------------------------------------------------------
Microsemi Corp.(1)                                     3,800            269,800
-------------------------------------------------------------------------------
Pitney Bowes, Inc.                                    11,900            501,228
-------------------------------------------------------------------------------
Pixelworks, Inc.(1)                                    6,300            225,162
-------------------------------------------------------------------------------
Read-Rite Corp.(1)                                     3,200             16,800
-------------------------------------------------------------------------------
Seagate Technology International, Inc.
(escrow shares)(1)(2)                                 31,000                 --
                                                                ---------------
                                                                     30,051,593
-------------------------------------------------------------------------------
Computer Services--1.0%
Affiliated Computer Services, Inc., Cl. A(1)           2,600            186,966
-------------------------------------------------------------------------------
Automatic Data Processing, Inc.                       40,300          2,002,910
-------------------------------------------------------------------------------
DST Systems, Inc.(1)                                  11,300            595,510
-------------------------------------------------------------------------------
First Data Corp.                                      68,700          4,413,975
-------------------------------------------------------------------------------
Paychex, Inc.                                         83,850          3,354,000
                                                                ---------------
                                                                     10,553,361


16              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Computer Software--6.0%
Adobe Systems, Inc.                                    52,200    $     2,453,400
--------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                              268,680         14,240,040
--------------------------------------------------------------------------------
Axcelis Technologies, Inc.(1)                           7,500            111,000
--------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                   15,600            479,076
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                         8,900            165,807
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                          57,500          3,593,750
--------------------------------------------------------------------------------
Manugistics Group, Inc.(1)                              5,300            133,030
--------------------------------------------------------------------------------
McData Corp., Cl. A(1)                                  4,887             85,767
--------------------------------------------------------------------------------
Microsoft Corp.(1)                                    452,600         33,039,800
--------------------------------------------------------------------------------
Oracle Corp.(1)                                       428,200          8,135,800
--------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                    12,000            590,760
--------------------------------------------------------------------------------
Sabre Holdings Corp.(1)                                18,200            910,000
--------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                2,400             87,216
--------------------------------------------------------------------------------
Veritas Software Corp.(1)                               9,442            628,176
                                                                 ---------------
                                                                      64,653,622
--------------------------------------------------------------------------------
Communications Equipment--0.7%
BISYS Group, Inc. (The)(1)                              2,900            171,100
--------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                311,700          5,672,940
--------------------------------------------------------------------------------
Nortel Networks Corp.                                  75,200            683,568
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                               22,000            893,200
                                                                 ---------------
                                                                       7,420,808
--------------------------------------------------------------------------------
Electronics--1.8%
Advanced Micro Devices, Inc.(1)                        45,000          1,299,600
--------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                31,900          1,379,675
--------------------------------------------------------------------------------
Grainger (W.W.), Inc.                                   6,000            246,960
--------------------------------------------------------------------------------
Intel Corp.                                           359,200         10,506,600
--------------------------------------------------------------------------------
Linear Technology Corp.                                37,700          1,667,094
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                     16,500            729,465
--------------------------------------------------------------------------------
Micron Technology, Inc.(1)                             35,800          1,471,380
--------------------------------------------------------------------------------
NVIDIA Corp.(1)                                         5,100            473,025
--------------------------------------------------------------------------------
Xilinx, Inc.(1)                                        30,300          1,249,572
                                                                 ---------------
                                                                      19,023,371
--------------------------------------------------------------------------------
Photography--0.4%
Eastman Kodak Co.                                      86,100          4,019,148
--------------------------------------------------------------------------------
Transportation--2.0%
Air Transportation--0.7%
Continental Airlines, Inc., Cl. B(1)                   63,258          3,115,457
--------------------------------------------------------------------------------
Southwest Airlines Co.                                230,200          4,256,398
                                                                 ---------------
                                                                       7,371,855


                Oppenheimer Main Street Growth & Income Fund/VA               17

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                  Market Value
                                                     Shares       See Note 1
------------------------------------------------------------------------------
Railroads & Truckers--0.5%
Burlington Northern Santa Fe Corp.                   51,300    $     1,547,721
------------------------------------------------------------------------------
CSX Corp.                                             6,000            217,440
------------------------------------------------------------------------------
Union Pacific Corp.                                  55,000          3,020,050
------------------------------------------------------------------------------
XTRA Corp.(1)                                        18,200            902,720
                                                               ---------------
                                                                     5,687,931
------------------------------------------------------------------------------
Shipping--0.8%
Expeditors International of Washington, Inc.          1,800            107,998
------------------------------------------------------------------------------
FedEx Corp.(1)                                       47,700          1,917,540
------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                  119,000          6,878,200
                                                               ---------------
                                                                     8,903,738
------------------------------------------------------------------------------
Utilities--6.8%
------------------------------------------------------------------------------
Electric Utilities--5.2%
Allegheny Energy, Inc.                               24,000          1,158,000
------------------------------------------------------------------------------
ALLETE, Inc.                                          5,000            112,500
------------------------------------------------------------------------------
Ameren Corp.                                         17,700            755,790
------------------------------------------------------------------------------
American Electric Power Co., Inc.                    79,200          3,656,664
------------------------------------------------------------------------------
Calpine Corp.(1)                                     43,484          1,643,695
------------------------------------------------------------------------------
Cinergy Corp.                                        12,600            440,370
------------------------------------------------------------------------------
CMS Energy Corp.                                      9,000            250,650
------------------------------------------------------------------------------
Conectiv, Inc.                                       11,900            257,040
------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.            26,400          1,050,720
------------------------------------------------------------------------------
Constellation Energy Group, Inc.                      6,600            281,160
------------------------------------------------------------------------------
Dominion Resources, Inc.                             72,000          4,329,360
------------------------------------------------------------------------------
DPL, Inc.                                            25,000            724,000
------------------------------------------------------------------------------
DTE Energy Co.                                       38,100          1,769,364
------------------------------------------------------------------------------
Duke Energy Corp.                                   142,096          5,543,165
------------------------------------------------------------------------------
Energy East Corp.                                     4,900            102,459
------------------------------------------------------------------------------
Entergy Corp.                                        57,700          2,215,103
------------------------------------------------------------------------------
Exelon Corp.                                         91,224          5,849,283
------------------------------------------------------------------------------
FirstEnergy Corp.                                    39,400          1,267,104
------------------------------------------------------------------------------
FPL Group, Inc.                                      56,900          3,425,949
------------------------------------------------------------------------------
KeySpan Corp.                                         3,900            142,272
------------------------------------------------------------------------------
Mirant Corp.(1)                                      49,455          1,701,252
------------------------------------------------------------------------------
Montana Power Co.                                     5,000             58,000
------------------------------------------------------------------------------
NRG Energy, Inc.(1)                                  13,000            287,040
------------------------------------------------------------------------------
Peoples Energy Corp.                                    100              4,020
------------------------------------------------------------------------------
Pinnacle West Capital Corp.                           4,800            227,520
------------------------------------------------------------------------------
PPL Corp.                                            52,000          2,860,000
------------------------------------------------------------------------------
Progress Energy, Inc.                                13,800            619,896
------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                67,200          3,286,080


18              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Electric Utilities  (continued)
Reliant Energy, Inc.                                   95,000    $     3,059,950
--------------------------------------------------------------------------------
Southern Co.                                          119,300          2,773,725
--------------------------------------------------------------------------------
Teco Energy, Inc.                                       3,000             91,500
--------------------------------------------------------------------------------
TXU Corp.                                              81,800          3,941,942
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                      64,600          1,837,870
                                                                 ---------------
                                                                      55,723,443
--------------------------------------------------------------------------------
Gas Utilities--1.6%
Dynegy, Inc.                                           69,700          3,241,050
--------------------------------------------------------------------------------
El Paso Corp.                                          56,051          2,944,920
--------------------------------------------------------------------------------
Enron Corp.                                            74,500          3,650,500
--------------------------------------------------------------------------------
Equitable Resources, Inc.                               7,200            239,832
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    24,000          1,206,000
--------------------------------------------------------------------------------
NICOR, Inc.                                             5,900            229,982
--------------------------------------------------------------------------------
NiSource, Inc.                                         32,300            882,759
--------------------------------------------------------------------------------
Questar Corp.                                          10,800            267,408
--------------------------------------------------------------------------------
Western Gas Resources, Inc.                             3,000             97,800
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                             130,800          4,309,860
                                                                 ---------------
                                                                      17,070,111
                                                                 ---------------
Total Common Stocks (Cost $990,164,707)                            1,040,964,522

                                                  Units
================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 (Cost $0)       31,900              8,932


                                                  Principal
                                                  Amount
================================================================================
Repurchase Agreements--5.0%
--------------------------------------------------------------------------------

Repurchase agreement with Banque
Nationale De Paris, 3.96%, dated
6/29/01, to be repurchased at
$53,912,785 on 7/2/01, collateralized by
U.S. Treasury Bonds, 5.50%-8.75%,
5/15/20-8/15/28, with a value of
$27,043,697, U.S. Treasury Nts.,
4%-6.375%, 12/31/01-11/15/04, with a
value of $14,718,113 and U.S. Treasury
Bills, 9/27/01, with a value of
$13,350,143 (Cost $53,895,000)                  $ 53,895,000         53,895,000

--------------------------------------------------------------------------------
Total Investments, at Value
(Cost $1,044,059,707)                                  101.9%     1,094,868,454
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                   (1.9)       (20,216,171)
                                                 -------------   ---------------
Net Assets                                             100.0%   $ 1,074,652,283
                                                 =============   ===============

(1) Non-income-producing security.

(2) Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA               19

--------------------------------------------------------------------------------
Statement of Assets and Liabilities June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

=====================================================================================================================
Assets
Investments, at value (cost $1,044,059,707)--see accompanying statement                               $ 1,094,868,454
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                           19,516
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                            2,034,663
Interest and dividends                                                                                        888,973
Shares of beneficial interest sold                                                                            662,674
Other                                                                                                           4,160
                                                                                                      ---------------
Total assets                                                                                            1,098,478,440
=====================================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                                      22,767,996
Shares of beneficial interest redeemed                                                                        958,905
Shareholder reports                                                                                            49,083
Distribution and service plan fees                                                                              2,573
Other                                                                                                          47,600
                                                                                                      ---------------
Total liabilities                                                                                          23,826,157
=====================================================================================================================
Net Assets                                                                                            $ 1,074,652,283
                                                                                                      ===============
=====================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                            $        54,063
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                              1,170,154,009
---------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                       3,156,956
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions                    (149,521,533)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
---------------------------------------------------------------------------------------------------------------------
assets and liabilities denominated in foreign currencies                                                   50,808,788
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $ 1,074,652,283
                                                                                                      ===============
=====================================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $1,063,647,411 and 53,508,162 shares of beneficial interest outstanding)                $         19.88
---------------------------------------------------------------------------------------------------------------------

Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $11,004,872 and 554,506 shares of beneficial interest outstanding)                      $         19.85

See accompanying Notes to Financial Statements.


20              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended June 30, 2001(Unaudited)
--------------------------------------------------------------------------------


===============================================================================
Investment Income
Dividends (net of foreign withholding taxes of $38,328)         $     5,545,078
-------------------------------------------------------------------------------
Interest                                                             1,383,393
                                                                ---------------
Total income                                                          6,928,471
===============================================================================
Expenses
Management fees                                                       3,492,343
-------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                            3,620
-------------------------------------------------------------------------------
Shareholder reports                                                     141,512
-------------------------------------------------------------------------------
Custodian fees and expenses                                              15,602
-------------------------------------------------------------------------------
Trustees' compensation                                                    6,127
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             3,191
-------------------------------------------------------------------------------
Other                                                                    87,073
                                                                ---------------
Total expenses                                                        3,749,468
Less reduction to custodian expenses                                     (2,517)
                                                                ---------------
Net expenses                                                          3,746,951
===============================================================================
Net Investment Income                                                 3,181,520
===============================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                        (114,279,124)
Foreign currency transactions                                          (147,579)
                                                                ---------------
Net realized gain (loss)                                           (114,426,703)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          47,990,778
Translation of assets and liabilities denominated in
  foreign currencies                                                  (144,893)
                                                                ---------------
Net change                                                           47,845,885
                                                                ---------------
Net realized and unrealized gain (loss)                             (66,580,818)
===============================================================================
Net Decrease in Net Assets Resulting from Operations            $   (63,399,298)
                                                                ===============


See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA               21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                     Ended            Year Ended
                                                                                     June 30, 2001    December 31,
                                                                                     (Unaudited)      2000
=====================================================================================================================
Operations
Net investment income (loss)                                                         $    3,181,520   $     5,587,981
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                               (114,426,703)      (33,564,078)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                     47,845,885       (63,504,788)
                                                                                     --------------   ---------------
Net increase (decrease) in net assets resulting from operations                         (63,399,298)      (91,480,885)
=====================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                                       (5,518,418)        2,497,726)
Service shares                                                                              (19,362)               --
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                               --       (32,976,915)
Service shares                                                                                   --                --
=====================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Non-Service shares                                                                      122,469,777       581,387,859
Service shares                                                                            9,598,280         1,777,939
=====================================================================================================================
Net Assets
Total increase                                                                           63,130,979       456,210,272
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,011,521,304       555,311,032
                                                                                     --------------   ---------------
End of period [including undistributed (overdistributed) net investment
income of $3,156,956 and $5,513,216, respectively]                                   $1,074,652,283   $ 1,011,521,304
                                                                                     ==============   ================

See accompanying Notes to Financial Statements.


22   Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Six Months
                                                  Ended June 30,
                                                  2001           Year Ended December 31,
Non-Service shares                                (Unaudited)    2000           1999       1998             1997         1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $21.26         $24.63      $20.48       $20.58         $16.37     $12.51
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .05            .10         .11          .13            .19        .14
Net realized and unrealized gain (loss)                  (1.32)         (2.14)       4.29          .92           4.91       3.91
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations           (1.27)         (2.04)       4.40         1.05           5.10       4.05

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.11)          (.09)       (.09)        (.05)          (.17)      (.14)
Distributions from net realized gain                        --          (1.24)       (.16)       (1.10)          (.72)      (.05)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.11)         (1.33)       (.25)       (1.15)          (.89)      (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.88         $21.26      $24.63       $20.48         $20.58     $16.37
                                                        ======         ======      ======       ======         ======     ======
================================================================================================================================
Total Return, at Net Asset Value(1)                      (5.95)%        (8.78)%     21.71%        4.70%         32.48%     32.51%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $1,063,647     $1,009,823    $555,311     $308,353       $155,368    $47,009
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $1,029,203     $  809,662    $391,063     $234,306       $ 94,906    $21,562
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                     0.62%          0.69%       0.63%        0.74%          1.15%      1.41%
Expenses                                                  0.73%          0.73%       0.78%        0.79%(3)       0.83%(3)   1.00%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     36%            63%        118%          86%            79%       113%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA               23

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                                      Six Months       Period
                                                      Ended            Ended
                                                      June 30, 2001    Dec. 31,
Service shares                                       (Unaudited)       2001(1)
===============================================================================
Per Share Operating Data
Net asset value, beginning of period                         $21.24     $24.04
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .08        .02
Net realized and unrealized gain (loss)                       (1.36)     (2.82)
------------------------------------------------------------------------------
Total gain (loss) from investment operations                  (1.28)     (2.80)
------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.11)        --
Distributions from net realized gain                             --         --
------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.11)        --
Net asset value, end of period                               $19.85     $21.24
                                                             ======     ======
==============================================================================
Total Return, at Net Asset Value(2)                           (6.01)%   (11.61)%
==============================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                    $11,005     $1,698
-------------------------------------------------------------------------------
Average net assets (in thousands)                           $ 4,918     $  543
Ratios to average net assets:(3)
Net investment income                                          0.52%      0.50%
Expenses                                                       0.88%      0.88%
------------------------------------------------------------------------------
Portfolio turnover rate                                          36%        63%


(1) For the period from July 13, 2000 (inception of offering) to December 31, 2000.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(3) Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


24              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies

Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $146,909,364. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.


                Oppenheimer Main Street Growth & Income Fund/VA               25

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies (continued)

As of June 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:


                                  Expiring
                                  -----------------------------------
                                      2008                $28,801,633

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Six Months Ended June 30, 2001    Year Ended December 31, 2000(1)
                                                       ------------------------------    ------------------------------
                                                       Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------
Non-Service shares
------------------
Sold                                                       8,422,885    $ 171,663,000       27,605,948    $ 641,709,139
Dividends and/or distributions reinvested                    289,225        5,518,418        1,515,363       35,474,641
Redeemed                                                  (2,703,964)     (54,711,641)      (4,166,298)     (95,795,921)
                                                       -------------    -------------    -------------    -------------
Net increase (decrease)                                    6,008,146    $ 122,469,777       24,955,013    $ 581,387,859
                                                       =============    =============    =============    =============

Service shares
--------------
Sold                                                         474,078    $   9,588,911           79,978    $   1,778,724
Dividends and/or distributions reinvested                      1,016           19,361               --               --
Redeemed                                                        (532)          (9,992)             (34)            (785)
                                                       -------------    -------------    -------------    -------------
Net increase (decrease)                                      474,562    $   9,598,280           79,944    $   1,777,939
                                                       =============    =============    =============    =============


(1) Service shares are for the period from July 13, 2000 (inception of offering) to December 31, 2000.


26              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $501,874,982 and $349,315,247, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.68%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

--------------------------------------------------------------------------------

Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

================================================================================

5. Illiquid or Restricted Securities

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $17,411, which represents less than 0.01% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                           Valuation Per      Unrealized
                                     Acquisition         Cost Per          Unit as of         Appreciation
Security                             Date                Unit              June 30, 2001      (Depreciation)
-----------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------
Intermedia Communications, Inc.      9/29/98-12/29/98    $12.51-$21.54     $14.16                      $623


                Oppenheimer Main Street Growth & Income Fund/VA               27

--------------------------------------------------------------------------------
Oppenheimer Main Street(R) Growth & Income Fund/VA
--------------------------------------------------------------------------------

A Series of Oppenheimer Variable Account Funds

================================================================================

Officers and Trustees     James C. Swain, Trustee, CEO and Chairman of the Board
                          Bridget A. Macaskill, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          Charles Albers, Vice President
                          Nikolaos Monoyios, Vice President
                          Andrew J. Donohue, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor        OppenheimerFunds, Inc.

================================================================================

Transfer Agent            OppenheimerFunds Services

================================================================================

Custodian of
Portfolio Securities      The Bank of New York

================================================================================

Independent Auditors      Deloitte & Touche LLP

================================================================================

Legal Counsel             Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about Oppenheimer Main Street Growth & Income Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.


          (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

                Oppenheimer Main Street Growth & Income Fund/VA